UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21117

A&Q Alternative Fixed-Income Strategies Fund LLC

(Exact name of registrant as specified in charter)

600 Washington Boulevard

Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim

UBS Hedge Fund Solutions LLC

600 Washington Boulevard

Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 719-1428

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Alternative Fixed-Income Strategies Fund LLC

Schedule of Portfolio Investments

(Unaudited)

June 30, 2016

Investment Fund	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income

400 Capital Credit Opportunities Fund, L.P.	Global	$2,998,318	$2,795,984	3.62%	1/1/2015	Quarterly	60 days	6/30/2016	(c)	$698,996
Aeolus Property Catastrophe Keystone Fund, L.P.	Global	4,828,575	5,027,838	6.51	6/1/2013	Custom Dates	93 days	6/30/2016	(d)	(e)
Bayview Liquid Credit Strategies Offshore, L.P.	US/Canada	5,000,000	4,889,488	6.33	7/1/2015	Quarterly	65 days	6/30/2016	(c)	$1,222,372
Bybrook Capital Fund Ltd.	Europe including UK	3,750,000	3,666,438	4.75	4/1/2015	Quarterly	65 days	6/30/2016	(c)	$916,610
Caspian Select Credit International, Ltd.	US/Canada	3,226,818	2,915,435	3.77	3/1/2015	Quarterly	90 days	6/30/2016	(c)	$728,859
Credit Suisse Securitized Products Fund, Ltd.	US/Canada	3,407,418	3,665,451	4.75	1/1/2015	Quarterly	65 days	6/30/2016	(c)	$916,363
GCA Credit Opportunity Fund, L.L.C.	US/Canada	3,523,615	4,510,028	5.84	2/1/2011	Quarterly	60 days	6/30/2016		$4,510,028
Kildonan Castle Global Credit Opportunity Fund, LLC	Global	4,509,131	4,287,345	5.55	8/1/2014	Quarterly	60 days	6/30/2016		$4,287,345
Monarch Debt Recovery Fund, Ltd.	US/Canada	6,496,565	6,281,517	8.13	1/1/2015	Anniversary	90 days	12/31/2016		$6,281,517
Redwood Domestic Fund, L.P. (Basic Capital)	Global	275,050	673,861	0.87	10/1/2008	Every 24 months	60 days	9/30/2016		$673,861
Redwood Domestic Fund, L.P. (Special Investment)	Global	57,343	130,634	0.17	10/1/2008	N/A	N/A	N/A	(f)	N/A

Credit/Income Subtotal		38,072,833	38,844,019	50.29

Other

Cyrus Opportunities Fund II, L.P. (Special Investment)	US/Canada	456,428	—	0.00	8/1/2002	N/A	N/A	N/A	(f)	N/A
European Special Opportunities Fund II, Ltd., Class B	Europe including UK	1,967,854	812,279	1.05	2/1/2008	N/A	N/A	N/A	(f)	N/A
Harbinger Capital Partners Fund I, L.P., Class L	US/Canada	21,072	114,561	0.15	8/1/2006	N/A	N/A	N/A	(f)	N/A
Harbinger Capital Partners Special Situations Fund, L.P.	US/Canada	2,975,112	2,030,409	2.63	8/1/2006	N/A	N/A	N/A	(f)	N/A
Harbinger Class PE Holdings (US) Trust	US/Canada	1,785,826	748,679	0.97	8/1/2002	N/A	N/A	N/A	(f)	N/A
Highland Credit Strategies Fund, Ltd.	US/Canada	1,021,245	2,744,427	3.55	4/1/2006	N/A	N/A	N/A	(f)	N/A
Indus Structured Finance Fund, Ltd.	US/Canada	718,879	303,363	0.39	1/1/2015	N/A	N/A	N/A	(f)	N/A
Marathon Structured Finance Fund, L.P.	US/Canada	8,734	21,823	0.03	11/1/2004	N/A	N/A	N/A	(f)	N/A
Marathon Structured Finance Liquidating Fund, L.P.	US/Canada	2,735	15,691	0.02	11/1/2004	N/A	N/A	N/A	(f)	N/A

Other Subtotal		8,957,885	6,791,232	8.79

A&Q Alternative Fixed-Income Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2016

Investment Fund	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)		First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Relative Value

Field Street Partners, LP	Global	$3,000,000	$3,040,996	3.94%	12/1/2015	Monthly	60 days		11/30/2016	(g)	$3,040,996
Garda Fixed Income Relative Value Opportunity Fund, Ltd.	Global	4,304,745	4,403,112	5.70	3/1/2015	Quarterly	60 days		6/30/2016	(h)	$2,201,556
Providence MBS Fund, LP	US/Canada	4,223,678	4,205,622	5.44	2/1/2012	Quarterly	30 days		6/30/2016		$4,205,622
Symmetry International Fund, Ltd.	US/Japan/ Europe	4,000,000	4,847,554	6.28	10/1/2014	Quarterly	90 days		6/30/2016	(c)	$1,211,889

Relative Value Subtotal		15,528,423	16,497,284	21.36

Trading
Field Street Global Investments US, L.P.	Global	4,051,967	4,049,264	5.24	1/1/2015	Quarterly	60 days		6/30/2016		$4,049,264
Rokos Global Macro Fund Limited	Global	4,000,000	4,111,347	5.32	12/1/2015	Monthly	90 days		6/30/2016	(c)	$1,027,837
Western Asset Macro Opportunities Direct Feeder Fund (Offshore), Ltd.	Global	3,522,862	3,775,382	4.89	1/1/2015	Daily	3 days	(i)	6/30/2016		$3,775,382

Trading Subtotal		11,574,829	11,935,993	15.45

Total Investment Funds		$74,133,970	$74,068,528	95.89%

Forward Contract		Cost	Fair Value	% of Net Assets

Euro Foreign Currency Forward Contract (j)		$—	$1,681	0.00%

Total forward contracts		$—	$1,681	0.00%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(c)	The Investment Fund is subject to an investor level gate of 25%.
(d)	A portion of this holding ($4,905,329) is under lock-up and is not redeemable without paying a fee.
(e)	Generally, the Investment Fund is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle. As of June 30, 2016, the Fund is not aware of any uncertainties related to redemptions.
(f)	All of the Fund’s interests in the Investment Fund are held in side pockets or are in liquidation and have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(g)	This holding is under lock-up and is not redeemable without paying a fee.
(h)	The Investment Fund is subject to an investor level gate of 50%.
(i)	The redemption notice period for this Investment Fund is 3 business days.
(j)	The Fund entered into a foreign currency forward contract with Morgan Stanley & Co. Incorporated to buy €736,000 for $832,048 for delivery on September 30, 2016, with a fair value of $1,681 at the measurement date. The foreign currency forward contract is a Level 2 investment.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Alternative Fixed-Income Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2016

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued an update on Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”), ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). Per ASU 2015-07, an investment within the scope of ASC 820, for which fair value is measured using net asset value as a practical expedient, should not be categorized within the fair value hierarchy. The update is required for fiscal periods beginning after December 15, 2015, however, earlier adoption is permitted. The Adviser has elected to early adopt ASU 2015-07. Additional disclosures required by ASU 2015-07, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments. The total fair value of the investments in Investment Funds valued using net asset value as a practical expedient is $74,068,528.

The Investment Funds in the credit/income strategy (total fair value of $38,844,019) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of June 30, 2016, the Investment Funds in the credit/income strategy had $18,055,305, representing 46% of the value of the investments in this category, subject to investor level gates or lock-ups. An investment representing 13% of the value of the investments in this category cannot be redeemed because the investment includes a restriction that does not allow for redemptions in the first 12 months after acquisition without paying a fee. The remaining restriction period for this investment is 6 months at June 30, 2016.

The other category (total fair value of $6,791,232) contains investment approaches that are outside of the mainstream hedge fund strategies (credit/income, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. As of June 30, 2016, no Investment Funds in the other strategy were subject to investor level gates or lock-ups. All investments in this category are held in side pockets or are in liquidation; therefore redemption notice periods are no longer effective and the liquidation of assets is uncertain.

A&Q Alternative Fixed-Income Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2016

The Investment Funds in the relative value strategy (total fair value of $16,497,284), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of June 30, 2016, the Investment Funds in the relative value strategy had $12,291,662, representing 75% of the value of the investments in this category, subject to investor level gates or lock-ups. An investment representing 18% of the value of the investments in this category cannot be redeemed because the investment includes a restriction that does not allow for redemptions in the first 12 months after acquisition without paying a fee. The remaining restriction period for this investment is 5 months at June 30, 2016.

The Investment Funds in the trading strategy (total fair value of $11,935,993) are generally top-down in nature and often driven by econometric and macroeconomic research. These Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of June 30, 2016, the Investment Funds in the trading strategy had $4,111,347, representing 34% of the value of the investments in this category, subject to an investor level gate.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2016.

Please refer to the March 31, 2016 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Alternative Fixed-Income Strategies Fund LLC

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	8/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	8/26/2016

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	8/26/2016

* Print the name and title of each signing officer under his or her signature.